Average Annual Total Returns - Class A IS R6 Shares - Federated Hermes Floating Rate Strategic Income Fund	A 1 Year	A 5 Years	A 10 Years	A Start ofPerformance	A Inception Date	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	ICE BofAML US 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofAML US 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes) 5 Years		ICE BofAML US 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes) 10 Years		Blended Benchmark(reflects no deduction for fees, expenses or taxes) 1 Year	Blended Benchmark(reflects no deduction for fees, expenses or taxes) 5 Years	Blended Benchmark(reflects no deduction for fees, expenses or taxes) 10 Years
Total	(0.85%)	3.16%		2.90%	Feb. 23, 2011	0.41%	3.71%	3.39%	(0.98%)	2.01%	1.75%	0.21%	2.09%	1.89%	0.32%	3.68%	3.06%	0.67%	[1]	1.20%	[1]	0.64%	[1]	2.48%	3.58%	2.88%

[1]	ICE BofAML US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.